Leases (Tables)	6 Months Ended
Sep. 30, 2020
Leases [Abstract]
Types of assets which Nomura leases under operating leases

	Millions of yen
	March 31, 2020			September 30, 2020
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥354	¥(285)	¥69	¥354	¥(287)	¥67
Aircraft	16,071	(648)	15,423	25,373	(948)	24,425

Total	¥16,425	¥(933)	¥15,492	¥25,727	¥(1,235)	¥24,492

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of Lessee operating lease liability maturity

Millions of yen
September 30, 2020
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥2,130
1 to 2 years	2,124
2 to 3 years	2,064
3 to 4 years	2,064
4 to 5 years	2,064
More than 5 years	12,738

Total	¥23,184